Statement of Changes In Stockholders' Equity - 11 months ended Dec. 31, 2020 - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020
Issuance of Class B common stock to initial stockholders, shares			10,350,000
Issuance of Class B common stock to initial stockholders , value	$ 25,000		$ 1,035	$ 23,965
Sale of 41,400,000 Units, net of underwriting discounts, shares	41,400,000	41,400,000
Sale of 41,400,000 Units, net of underwriting discounts , value	$ 390,646,818	$ 4,140		390,642,678
Sale of 10,280,000 Private Placement Units	10,280,000			10,280,000
Common stock subject to possible redemption , shares		(39,439,372)
Common stock subject to possible redemption , value	(394,393,720)	$ (3,944)		(394,389,776)
Net loss	(1,558,095)		(1,558,095)		$ (1,558,095)
Ending balance, value at Dec. 31, 2020	$ 5,000,003	$ 196	$ 1,035	$ 6,556,867	$ (1,558,095)
Ending balance, shares at Dec. 31, 2020		1,960,628	10,350,000